Equity Awards - Tax windfall (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Additional information regarding share-based payment arrangements
Tax windfall related to share-based payment arrangements	$ 4.0	$ 3.5	$ 0.6